Revenue (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenue
Receivables included in "Accounts receivable net of allowances"	$ 72,405,000	$ 73,334,000
Cost in excess of billings	6,090,000	4,812,000
Deferred revenue - current	$ 13,741,000	$ 7,018,000